Taxes (Details) - Schedule of Income Tax - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Income Tax [Abstract]
Current income tax provision	$ 363,493	$ 195,678	$ 959,384
Deferred income tax provision	3,093,587	(3,921,905)
Total	$ 3,457,080	$ (3,726,227)	$ 959,384